CASH EQUIVALENTS AND SHORT TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Cash equivalents	$ 180,998	$ 482,886	$ 65,455
Amortized Cost	326,331	111,876	84,679
Unrealized Gains	11	2	75
Unrealized losses	(24)	(11)	0
Fair Value	326,318	111,867	84,754
Total cash equivalents and short-term investments, Amortized Cost	507,329	594,762	150,134
Total cash equivalents and short-term investments, Fair Value	507,316	594,753	150,209
Assetbacked securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	25,246		16,786
Unrealized Gains	1		20
Unrealized losses	(3)		0
Fair Value	25,244		16,806
U.S Treasury securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost		19,995
Unrealized Gains		2
Fair Value		19,997
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	159,591	43,911	19,938
Unrealized losses			0
Fair Value	159,591	43,911	19,938
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	104,758	47,970	47,955
Unrealized Gains	9		55
Unrealized losses	(12)	(11)	0
Fair Value	104,755	47,959	48,010
Commercial paper
Debt Securities, Available-for-sale [Line Items]
Cash equivalents		75,374
Repurchase agreements
Debt Securities, Available-for-sale [Line Items]
Cash equivalents			25,001
Money market funds
Debt Securities, Available-for-sale [Line Items]
Cash equivalents	$ 180,998	$ 407,512	$ 40,454